CornerCap Small-Cap Value Fund

Investment Objective
The investment objective of the CornerCap Small-Cap Value Fund (the "Fund") is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

The Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Fund, you may be charged a fee by the financial intermediary.

Institutional Shares Redemption Fee 1.00%*

* Subject to certain exceptions, which are described more fully under "SELLING SHARES - Redemption Fee," the Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CornerCap Small-Cap Value Fund Institutional Shares
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.00%

Example

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CornerCap Small-Cap Value Fund | Institutional Shares | USD ($)	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies (defined by CornerCap Investment Counsel, Inc. (the "Adviser") as stocks with a market capitalization of less than $3 billion determined at the time of investment). Under normal circumstances, the Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Small-Cap Value Fund. Fundametrics® evaluates all stocks in the Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach that minimizes human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks - those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay - are then evaluated with respect to whether they would improve portfolio diversification. The Small-Cap Value Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

The Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Fund, or to raise cash.

Principal Risks

An investment in the Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Fund are:

Business and Company Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.

Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock. Price fluctuations may reflect changes in the issuing company's financial condition, overall market conditions (including changes in interest rates) or even perceptions in the marketplace about the issuing company or economic trends. Additionally, common stock is the last class of security to be paid in the event of bankruptcy.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Fund to underperform other mutual funds with similar investment objectives.

Portfolio Turnover: As a result of its trading strategies, the Small-Cap Value Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Small-Cap Value Fund expenses. High rates of portfolio turnover may lower the performance of the Small-Cap Value Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Small-Cap Value Fund realizes capital gains when investments are sold, the Small-Cap Value

Fund must generally distribute those gains to shareholders, increasing the Small-Cap Value Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Regulatory Risk: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. When an industry is regulated or deregulated, some companies will make a successful transition into and prosper under, deregulation, and other companies will mismanage the process and do poorly.

Real Estate Investment Trusts ("REITs"): REITs are companies that invest in real estate or interests therein. REITS' stock is generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

Small Company Risk: Stocks of smaller companies may have more risks than larger companies as they generally have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small companies than for the securities of large companies thus small-cap securities may be more susceptible to market downturns and their prices may be more volatile.

Undervalued Stocks: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses. These investments may be volatile and highly speculative. Investors should be able to bear the potential of incurring substantial losses.

Performance

The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index. Institutional Shares of the Fund are new and therefore do not have a performance history for a full calendar year. The returns below are shown for the Fund's Investor Shares. The annual returns for Institutional Shares would be substantially similar as the annual returns for Investor Shares because the shares are invested in the same portfolio of securities, and returns would differ only to the extent that Institutional Shares and Investor Shares do not have the same expenses. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Year-by-Year Total Return as of December 31

(1) The returns shown are for the Investor Shares of the Fund. The Investor Shares would have substantially similar annual returns to the Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Shares do not have the same expenses.

The calendar year-to-date total return as of June 30, 2015 was 4.15%.
During the period shown, the highest return for a quarter was 31.05% for the quarter ended June 30, 2009, and the lowest return was -31.98% for the quarter ended December 31, 2008. The Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Returns - CornerCap Small-Cap Value Fund	1 Year	5 Years	10 Years	Since Inception
Institutional Shares	(2.06%)	9.64%	7.28%	9.45%
After Taxes on Distributions | Institutional Shares	(3.84%)	7.33%	5.73%	8.11%
After Taxes on Distributions and Sales | Institutional Shares	(0.03%)	7.07%	5.56%	7.88%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(7.47%)	7.67%	5.57%	10.50%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	6.80%	9.40%